Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Goodwill | Weighted Average Cost of Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	11.00%
Goodwill | Permanent Growth Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	3.00%
Minimum | Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	4.20%
Maximum | Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	5.00%
Investment In Related Party | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	11.30%
Investment In Related Party | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.90%